Note 3 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Marketable Securities [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$326,694,417	$75,743	$(7,672,786)	$319,097,374
State, County and Municipal	4,572,756	18,350	(30,610)	4,560,496

	$331,267,173	$94,093	$(7,703,396)	$323,657,870
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$297,778,875	$62,815	$(6,791,837)	$291,049,853
State, County and Municipal	5,089,137	30,542	(20,233)	5,099,446

	$302,868,012	$93,357	$(6,812,070)	$296,149,299

Investments Classified by Contractual Maturity Date [Table Text Block]
	Securities
	Available for Sale
	Amortized Cost	Fair Value

Due in One Year or Less	$360,471	$362,760
Due After One Year Through Five Years	1,618,395	1,610,940
Due After Five Years Through Ten Years	1,106,315	1,107,718
Due After Ten Years	1,487,575	1,479,078
	4,572,756	4,560,496

Mortgage-Backed Securities	326,694,417	319,097,374

	$331,267,173	$323,657,870

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2016
U.S. Government Agencies
Mortgage-Backed	$174,200,881	$(3,459,564)	$107,481,698	$(4,213,222)	$281,682,579	$(7,672,786)
State, County and Municipal	3,487,647	(30,610)	-	-	3,487,647	(30,610)

	$177,688,528	$(3,490,174)	$107,481,698	$(4,213,222)	$285,170,226	$(7,703,396)

December 31, 2015
U.S. Government Agencies
Mortgage-Backed	$139,765,025	$(1,270,011)	$139,720,125	$(5,521,826)	$279,485,150	$(6,791,837)
State, County and Municipal	1,034,613	(20,233)	-	-	1,034,613	(20,233)

	$140,799,638	$(1,290,244)	$139,720,125	$(5,521,826)	$280,519,763	$(6,812,070)